Neuberger Berman Income Funds® (“Income Funds”)
Neuberger Berman Municipal Impact Fund

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated February 28, 2022, as amended and supplemented

Effective January 23, 2023, all references to James Lyman in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are removed in their entirety.

The date of this supplement is January 23, 2023.

Please retain this supplement for future reference.

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